Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI EAFE ETF(a)(b)	45,528,187	$3,351,785,127

Total Investment Companies
(Cost: $3,056,466,130)		3,351,785,127

Short-Term Securities

Money Market Funds — 42.5%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(a)(c)(d)	1,423,556,062	1,423,983,128
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(c)	1,920,000	1,920,000

Total Short-Term Securities — 42.5%
(Cost: $1,425,866,995)		1,425,903,128

Total Investments in Securities — 142.3%
(Cost: $4,482,333,125)		4,777,688,255

Liabilities in Excess of Other Assets — (42.3)%		(1,420,322,830)

Net Assets — 100.0%		$3,357,365,425

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,424,083,924	(a)	$—		$(136,929)	$36,134	$1,423,983,129	1,423,556,062	$989,886	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,640,000	—		(720,000	)(a)	—	—	1,920,000	1,920,000	171,276		1
iShares MSCI EAFE ETF	3,669,453,789	978,949,162		(1,691,111,243)		(95,511,247)	490,004,666	3,351,785,127	45,528,187	11,774,245		—
						$(95,648,176)	$490,040,800	$4,777,688,256		$12,935,407		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
AUD	360,049,000	USD	237,938,382	Westpac Banking Corp.	05/02/23	$306,022
CHF	8,328,000	USD	9,144,943	Bank of America N.A.	05/02/23	172,056
CHF	132,000	USD	145,934	Citibank N.A.	05/02/23	1,742

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
DKK	302,000	USD	44,256	Bank of America N.A.	05/02/23	$389
DKK	314,000	USD	46,331	Toronto Dominion Bank	05/02/23	88
EUR	25,407,000	USD	27,647,034	BNP Paribas SA	05/02/23	348,951
EUR	453,000	USD	494,494	JPMorgan Chase Bank N.A.	05/02/23	4,667
EUR	463,000	USD	509,034	Toronto Dominion Bank	05/02/23	1,146
GBP	174,000	USD	216,861	Bank of America N.A.	05/02/23	1,813
GBP	25,520,000	USD	31,572,910	BNP Paribas SA	05/02/23	499,358
GBP	547,000	USD	683,064	State Street Bank and Trust Co.	05/02/23	4,379
GBP	181,000	USD	225,249	Toronto Dominion Bank	05/02/23	2,223
HKD	671,630,000	USD	85,559,052	Bank of America N.A.	05/02/23	2,725
ILS	52,239,000	USD	14,365,384	Citibank N.A.	05/02/23	28,103
ILS	93,000	USD	25,460	State Street Bank and Trust Co.	05/02/23	164
NOK	224,905,000	USD	21,036,657	Bank of New York	05/02/23	67,214
NZD	16,000	USD	9,863	HSBC Bank PLC	05/02/23	31
NZD	11,589,000	USD	7,157,946	State Street Bank and Trust Co.	05/02/23	8,693
NZD	5,000	USD	3,068	Toronto Dominion Bank	05/02/23	24
SEK	1,126,218,000	USD	109,797,265	State Street Bank and Trust Co.	05/02/23	23,555
SEK	1,023,000	USD	98,841	Toronto Dominion Bank	05/02/23	914
SEK	68,243,000	USD	6,591,979	UBS AG	05/02/23	62,596
USD	112,004	AUD	167,000	Bank of America N.A.	05/02/23	1,500
USD	654,779	AUD	985,000	HSBC Bank PLC	05/02/23	3,004
USD	3,720,022	AUD	5,551,000	JPMorgan Chase Bank N.A.	05/02/23	46,926
USD	246,321,492	AUD	367,414,000	Toronto Dominion Bank	05/02/23	3,203,668
USD	450,423	CHF	402,000	Bank of America N.A.	05/02/23	683
USD	115,460	HKD	905,000	HSBC Bank PLC	05/02/23	168
USD	85,887,979	HKD	673,202,000	JPMorgan Chase Bank N.A.	05/02/23	125,938
USD	897,515	HKD	7,038,000	State Street Bank and Trust Co.	05/02/23	914
USD	116,666	HKD	915,000	Toronto Dominion Bank	05/02/23	100
USD	14,374,337	ILS	51,726,000	Citibank N.A.	05/02/23	122,198
USD	19,458	ILS	70,000	HSBC Bank PLC	05/02/23	171
USD	11,693	ILS	42,000	State Street Bank and Trust Co.	05/02/23	121
USD	2,788,297	JPY	370,567,000	BNP Paribas SA	05/02/23	68,439
USD	3,827,897	JPY	512,283,000	HSBC Bank PLC	05/02/23	67,884
USD	1,252,975	JPY	167,479,000	JPMorgan Chase Bank N.A.	05/02/23	23,726
USD	696,619,751	JPY	92,342,312,000	State Street Bank and Trust Co.	05/02/23	18,853,140
USD	121,708	NOK	1,274,000	Bank of New York	05/02/23	2,163
USD	216,968	NOK	2,270,000	Citibank N.A.	05/02/23	3,964
USD	22,465,277	NOK	234,975,000	Morgan Stanley & Co. International PLC	05/02/23	416,492
USD	40,115	NOK	417,000	State Street Bank and Trust Co.	05/02/23	985
USD	87,461	NOK	918,000	Toronto Dominion Bank	05/02/23	1,321
USD	90,599	NZD	145,000	Bank of America N.A.	05/02/23	931
USD	887,171	NZD	1,418,000	Citibank N.A.	05/02/23	10,280
USD	78,299	NZD	126,000	HSBC Bank PLC	05/02/23	380
USD	6,210,649	NZD	9,926,000	Westpac Banking Corp.	05/02/23	72,409
USD	42,025,516	SGD	55,827,000	State Street Bank and Trust Co.	05/02/23	187,168
HKD	9,134,000	USD	1,165,397	State Street Bank and Trust Co.	06/07/23	10
ILS	324,000	USD	89,196	Citibank N.A.	06/07/23	177
NZD	18,000	USD	11,117	Bank of America N.A.	06/07/23	13
USD	5,979,662	CHF	5,301,000	Bank of America N.A.	06/07/23	25,407
USD	331,815,556	CHF	294,116,000	Bank of New York	06/07/23	1,454,964
USD	5,466,219	CHF	4,863,000	Commonwealth Bank of Australia	06/07/23	3,940
USD	518,325	DKK	3,491,000	Bank of America N.A.	06/07/23	1,008

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	2,517,333	DKK	16,982,000	Commonwealth Bank of Australia	06/07/23	$840
USD	101,052,283	DKK	680,575,000	State Street Bank and Trust Co.	06/07/23	200,682
USD	2,783,189	EUR	2,516,000	Bank of America N.A.	06/07/23	5,237
USD	21,555,200	EUR	19,515,000	JPMorgan Chase Bank N.A.	06/07/23	8,407
USD	1,117,624,179	EUR	1,010,258,000	State Street Bank and Trust Co.	06/07/23	2,183,764
USD	9,524,331	GBP	7,572,000	Bank of America N.A.	06/07/23	1,010
USD	7,343,630	GBP	5,838,000	Societe Generale	06/07/23	1,165
USD	490,244,539	GBP	389,735,000	State Street Bank and Trust Co.	06/07/23	73,990
USD	85,695,511	HKD	671,630,000	Bank of America N.A.	06/07/23	2,279
USD	679,440,421	JPY	92,016,888,000	Bank of New York	06/07/23	395,926
USD	22,958,166	JPY	3,110,207,000	Citibank N.A.	06/07/23	6,195
USD	360,017	NOK	3,830,000	Morgan Stanley & Co. International PLC	06/07/23	7
USD	22,514	SGD	30,000	Bank of America N.A.	06/07/23	3
USD	546,312	SGD	728,000	BNP Paribas SA	06/07/23	53
USD	41,665,353	SGD	55,518,000	State Street Bank and Trust Co.	06/07/23	7,077
						29,123,680
AUD	13,237,000	USD	8,874,522	BNP Paribas SA	05/02/23	(115,599)
AUD	163,000	USD	109,620	Citibank N.A.	05/02/23	(1,763)
AUD	167,000	USD	111,787	HSBC Bank PLC	05/02/23	(1,283)
AUD	501,000	USD	335,483	JPMorgan Chase Bank N.A.	05/02/23	(3,971)
CHF	414,000	USD	466,485	Bank of America N.A.	05/02/23	(3,320)
CHF	294,116,000	USD	330,448,851	Bank of New York	05/02/23	(1,404,828)
CHF	136,000	USD	152,558	Toronto Dominion Bank	05/02/23	(407)
DKK	970,000	USD	143,802	Bank of America N.A.	05/02/23	(406)
DKK	680,575,000	USD	100,806,511	State Street Bank and Trust Co.	05/02/23	(196,710)
EUR	1,402,000	USD	1,548,988	JPMorgan Chase Bank N.A.	05/02/23	(4,123)
EUR	1,010,258,000	USD	1,115,324,832	State Street Bank and Trust Co.	05/02/23	(2,121,090)
GBP	389,735,000	USD	489,857,921	State Street Bank and Trust Co.	05/02/23	(58,335)
HKD	1,516,000	USD	193,234	Bank of America N.A.	05/02/23	(105)
HKD	8,914,000	USD	1,137,251	UBS AG	05/02/23	(1,659)
ILS	23,000	USD	6,432	State Street Bank and Trust Co.	05/02/23	(94)
JPY	41,881,000	USD	320,091	Bank of America N.A.	05/02/23	(12,696)
JPY	92,016,888,000	USD	675,774,891	Bank of New York	05/02/23	(396,800)
JPY	503,731,000	USD	3,806,862	BNP Paribas SA	05/02/23	(109,618)
JPY	659,110,000	USD	4,972,235	Citibank N.A.	05/02/23	(134,553)
JPY	171,031,000	USD	1,275,023	Toronto Dominion Bank	05/02/23	(19,703)
NOK	14,426,000	USD	1,379,259	Bank of America N.A.	05/02/23	(25,601)
NOK	102,000	USD	9,770	Bank of New York	05/02/23	(199)
NOK	421,000	USD	39,926	Citibank N.A.	05/02/23	(422)
NZD	5,000	USD	3,157	Bank of America N.A.	05/02/23	(65)
SEK	1,555,000	USD	151,769	State Street Bank and Trust Co.	05/02/23	(137)
SGD	102,000	USD	76,585	Bank of America N.A.	05/02/23	(143)
SGD	74,000	USD	55,710	Citibank N.A.	05/02/23	(252)
SGD	133,000	USD	99,955	HSBC Bank PLC	05/02/23	(281)
SGD	55,518,000	USD	41,613,012	State Street Bank and Trust Co.	05/02/23	(6,237)
USD	1,851,549	CHF	1,658,000	BNP Paribas SA	05/02/23	(3,349)
USD	150,417	CHF	135,000	Citibank N.A.	05/02/23	(616)
USD	434,111	CHF	396,000	HSBC Bank PLC	05/02/23	(8,916)
USD	1,603,407	CHF	1,462,000	Morgan Stanley & Co. International PLC	05/02/23	(32,214)
USD	889,240	CHF	807,000	State Street Bank and Trust Co.	05/02/23	(13,596)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	327,475,865	CHF	298,266,000	Toronto Dominion Bank	05/02/23	$(6,210,996)
USD	1,773,524	DKK	12,100,000	Bank of America N.A.	05/02/23	(15,226)
USD	97,003,507	DKK	663,892,000	Bank of New York	05/02/23	(1,140,037)
USD	265,502	DKK	1,819,000	Toronto Dominion Bank	05/02/23	(3,402)
USD	635,573	DKK	4,350,000	UBS AG	05/02/23	(7,490)
USD	506,365	EUR	463,000	Bank of America N.A.	05/02/23	(3,815)
USD	6,100,973	EUR	5,557,000	BNP Paribas SA	05/02/23	(22,288)
USD	1,479,359	EUR	1,362,000	HSBC Bank PLC	05/02/23	(21,430)
USD	14,580,678	EUR	13,394,000	JPMorgan Chase Bank N.A.	05/02/23	(178,176)
USD	1,103,905,380	EUR	1,014,466,000	State Street Bank and Trust Co.	05/02/23	(13,935,159)
USD	2,980,496	EUR	2,741,000	Toronto Dominion Bank	05/02/23	(39,813)
USD	647,923	GBP	525,000	Bank of America N.A.	05/02/23	(11,871)
USD	506,440,907	GBP	409,355,000	Bank of New York	05/02/23	(8,016,121)
USD	5,555,773	GBP	4,486,000	BNP Paribas SA	05/02/23	(82,008)
USD	1,326,874	GBP	1,071,000	HSBC Bank PLC	05/02/23	(19,106)
USD	893,534	GBP	720,000	JPMorgan Chase Bank N.A.	05/02/23	(11,326)
USD	141,847	ILS	517,000	State Street Bank and Trust Co.	05/02/23	(603)
USD	607,744	SEK	6,262,000	BNP Paribas SA	05/02/23	(2,882)
USD	336,589	SEK	3,530,000	Citibank N.A.	05/02/23	(7,631)
USD	2,334,964	SEK	24,180,000	Morgan Stanley & Co. International PLC	05/02/23	(22,899)
USD	112,198,775	SEK	1,161,549,000	State Street Bank and Trust Co.	05/02/23	(1,067,274)
USD	146,437	SEK	1,518,000	Toronto Dominion Bank	05/02/23	(1,587)
USD	3,418,246	AUD	5,161,000	BNP Paribas SA	06/07/23	(2,026)
USD	3,848,060	AUD	5,814,000	State Street Bank and Trust Co.	06/07/23	(4,965)
USD	238,306,712	AUD	360,049,000	Westpac Banking Corp.	06/07/23	(303,178)
USD	2,039,569	HKD	15,986,000	HSBC Bank PLC	06/07/23	(83)
USD	14,380,015	ILS	52,239,000	Citibank N.A.	06/07/23	(29,785)
USD	370,160	ILS	1,344,000	State Street Bank and Trust Co.	06/07/23	(574)
USD	301,519	NOK	3,218,000	Bank of America N.A.	06/07/23	(964)
USD	21,074,865	NOK	224,905,000	Bank of New York	06/07/23	(65,590)
USD	114,926	NZD	186,000	Bank of America N.A.	06/07/23	(84)
USD	7,157,042	NZD	11,589,000	State Street Bank and Trust Co.	06/07/23	(8,832)
USD	856,522	SEK	8,770,000	Bank of America N.A.	06/07/23	(195)
USD	3,412,468	SEK	34,941,000	Morgan Stanley & Co. International PLC	06/07/23	(820)
USD	110,000,488	SEK	1,126,218,000	State Street Bank and Trust Co.	06/07/23	(16,583)
						(35,933,910)
						$(6,810,230)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$3,351,785,127	$—	$—	$3,351,785,127
Short-Term Securities
Money Market Funds	1,425,903,128	—	—	1,425,903,128
	$4,777,688,255	$—	$—	$4,777,688,255
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$29,123,680	$—	$29,123,680
Liabilities
Foreign Currency Exchange Contracts	—	(35,933,910)	—	(35,933,910)
	$—	$(6,810,230)	$—	(6,810,230)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	United States Dollar
ILS	Israeli Shekel